Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	CLICKSOFTWARE TECHNOLOGIES LTD
Entity Central Index Key	0001105841
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	CKSW
Entity Common Stock, Shares Outstanding	33,136,302
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes